SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Information regarding the Company's business segments is as follows:

year ended December 31, 2024	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Power and Energy Solutions	Corporate		Total
(millions of Canadian $)						1

Revenues	5,600	6,339	870	954	8		13,771
Intersegment revenues[2]	—	99	—	49	(148)		—
	5,600	6,438	870	1,003	(140)		13,771
Income (loss) from equity investments	34	341	283	900	—		1,558
Operating costs[2]	(2,246)	(2,381)	(132)	(700)	9	3	(5,450)
Depreciation and amortization	(1,382)	(955)	(92)	(101)	(5)	3	(2,535)
Other segment items[4]	10	610	—	—	—		620
Segmented Earnings (Losses)	2,016	4,053	929	1,102	(136)		7,964
Interest expense							(3,019)
Allowance for funds used during construction							784
Foreign exchange gains (losses), net							(147)
Interest income and other							324
Income (Loss) from Continuing Operations before Income Taxes							5,906
Income tax (expense) recovery from continuing operations							(922)
Net Income (Loss) from Continuing Operations							4,984
Net Income (Loss) from Discontinued Operations, Net of Tax							395
Net Income (Loss)							5,379
Net (income) loss attributable to non-controlling interests							(681)
Net Income (Loss) Attributable to Controlling Interests							4,698
Preferred share dividends							(104)
Net Income (Loss) Attributable to Common Shares							4,594

Capital Spending[5]
Capital expenditures	1,273	2,568	2,228	62	50		6,181
Capital projects in development	—	5	—	45	—		50
Contributions to equity investments[6]	827	2	—	717	—		1,546
	2,100	2,575	2,228	824	50		7,777
Discontinued operations							127
							7,904
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Operating costs in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Includes shared costs and depreciation previously allocated to the Liquids Pipelines segment. Refer to Note 4, Discontinued operations, for additional information.
4Other segment items include a Net gain (loss) on sale of assets.
5Included in Investing activities in the Consolidated statement of cash flows.
6Contributions to equity investments in the Canadian Natural Gas Pipelines segment of $3.1 billion are offset by the equivalent amount in Other distributions from equity investments, although they are reported on a gross basis in the Company’s Consolidated statement of cash flows. Refer to Note 7, Coastal GasLink, for additional information.

year ended December 31, 2023	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Power and Energy Solutions	Corporate		Total
(millions of Canadian $)						1

Revenues	5,173	6,229	846	1,019	—		13,267
Intersegment revenues[2]	—	101	—	22	(123)		—
	5,173	6,330	846	1,041	(123)		13,267
Income (loss) from equity investments	220	324	78	688	—		1,310
Impairment of equity investment	(2,100)	—	—	—	—		(2,100)
Operating costs[2]	(2,058)	(2,189)	(39)	(633)	(15)	3	(4,934)
Depreciation and amortization	(1,325)	(934)	(89)	(92)	(6)	3	(2,446)
Segmented Earnings (Losses)	(90)	3,531	796	1,004	(144)		5,097
Interest expense							(2,966)
Allowance for funds used during construction							575
Foreign exchange gains (losses), net							320
Interest income and other							272
Income (Loss) from Continuing Operations before Income Taxes							3,298
Income tax (expense) recovery from continuing operations							(842)
Net Income (Loss) from Continuing Operations							2,456
Net income (loss) from Discontinued Operations, Net of Tax							612
Net Income (Loss)							3,068
Net Income (loss) attributable to non-controlling interests							(146)
Net Income (Loss) Attributable to Controlling Interests							2,922
Preferred share dividends							(93)
Net Income (Loss) Attributable to Common Shares							2,829

Capital Spending[4]
Capital expenditures	2,953	2,536	2,292	144	33		7,958
Capital projects in development	—	—	—	142	—		142
Contributions to equity investments	3,231	124	—	794	—		4,149
	6,184	2,660	2,292	1,080	33		12,249
Discontinued operations							49
							12,298
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Operating costs in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Includes shared costs and depreciation previously allocated to the Liquids Pipelines segment. Refer to Note 4, Discontinued operations, for additional information.
4Included in Investing activities in the Consolidated statement of cash flows.

year ended December 31, 2022	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Power and Energy Solutions	Corporate		Total
(millions of Canadian $)						1

Revenues	4,764	5,933	688	924	—		12,309
Intersegment revenues[2]	—	132	—	12	(144)		—
	4,764	6,065	688	936	(144)		12,309
Income (loss) from equity investments	18	292	122	539	28	3	999
Impairment of equity investment	(3,048)	—	—	—	—		(3,048)
Operating costs[2]	(1,976)	(2,282)	(221)	(570)	72	4	(4,977)
Depreciation and amortization	(1,198)	(887)	(98)	(72)	(7)	4	(2,262)
Other segment items[5]	—	(571)	—	—	—		(571)
Segmented Earnings (Losses)	(1,440)	2,617	491	833	(51)		2,450
Interest expense							(2,300)
Allowance for funds used during construction							369
Foreign exchange gains (losses), net[3]							(185)
Interest income and other							140
Income (Loss) from Continuing Operations before Income Taxes							474
Income tax (expense) recovery from continuing operations							(322)
Net Income (Loss) from Continuing Operations							152
Net Income (Loss) from Discontinued Operations, Net of Tax							633
Net Income (Loss)							785
Net (income) loss attributable to non-controlling interests							(37)
Net Income (Loss) Attributable to Controlling Interests							748
Preferred share dividends							(107)
Net Income (Loss) Attributable to Common Shares							641

Capital Spending[6]
Capital expenditures	3,274	2,137	1,027	93	41		6,572
Capital projects in development	—	—	—	49	—		49
Contributions to equity investments[7]	1,445	—	—	752	—		2,197
	4,719	2,137	1,027	894	41		8,818
Discontinued operations							143
							8,961
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Operating costs in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Income (loss) from equity investments includes the Company's proportionate share of Sur de Texas foreign exchange gains and losses on the peso-denominated loans from affiliates which are fully offset in Foreign exchange gains (losses), net by the corresponding foreign exchange losses and gains on the affiliate receivable balance until March 15, 2022, when it was fully repaid upon maturity. Refer to Note 12, Loans receivable from affiliates, for additional information.
4Includes shared costs and depreciation previously allocated to the Liquids Pipelines segment. Refer to Note 4, Discontinued operations, for additional information.
5Other segment items includes a goodwill impairment charge. Refer to Note 14, Goodwill, for additional information.
6Included in Investing activities in the Consolidated statement of cash flows.
7Contributions to equity investments in the Corporate segment of $1.2 billion are offset by the equivalent amount in Other distributions from equity investments, although they are reported on a gross basis in the Company’s Consolidated statement of cash flows. Refer to Note 12, Loans receivable from affiliates, for additional information.

at December 31	2024	2023
(millions of Canadian $)

Total Assets by Segment
Canadian Natural Gas Pipelines	31,167	29,782
U.S. Natural Gas Pipelines	56,304	50,499
Mexico Natural Gas Pipelines	15,995	12,003
Power and Energy Solutions	10,217	9,525
Corporate	4,189	7,715
	117,872	109,524
Discontinued Operations	371	15,510
	118,243	125,034

Revenue from External Customers by Geographic Areas

year ended December 31	2024	2023	2022
(millions of Canadian $)

Revenues
Canada – domestic	5,579	5,337	4,920
Canada – export	953	821	765
United States	6,369	6,263	5,936
Mexico	870	846	688
	13,771	13,267	12,309

Schedule of Long-Lived Assets by Country

at December 31	2024	2023
(millions of Canadian $)

Plant, Property and Equipment
Canada	26,354	26,434
United States	40,580	35,640
Mexico	10,567	7,377
	77,501	69,451